Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 03, 2017
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Feb. 03, 2017
Document Effective Date	Feb. 03, 2017
Prospectus Date	Jan. 31, 2017
Tortoise Water Fund | Tortoise Water Fund
Prospectus:
Trading Symbol	TBLU